SHARE-BASED PAYMENTS - Share-based Compensation Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized in the consolidated statement of financial position	$ 99.1	$ (0.1)
Hedging expense (recovery), recognized	(45.6)	44.0
Allocation of recognized period costs, capitalized amount	(0.5)	(1.2)
Share based payments expense, net of equity swap	53.0	42.7
Total carrying amount of share-based payments liabilities	102.8	49.3
Current portion of carrying amount of share-based payment liabilities	23.1	14.2
Share-based payments liabilities (Note 26)	79.7	35.1
Employee Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	9.8	5.8
Employee Stock Purchase Plan (ESPP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	10.0	10.3
Deferred Share Unit (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	11.4	(2.4)
Share-based compensation obligations	19.7	8.4
Restricted Share Unit Plan (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	28.6	(10.9)
Share-based compensation obligations	46.3	24.7
Performance Share Unit Plan (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	39.3	(2.9)
Share-based compensation obligations	$ 36.8	$ 16.2